Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Continuing operations
Other income	$ 1,888,145	$ 560,623	$ 117,660
Foreign exchange (loss)/gain	190,100	(1,183,315)	41,715
Employee expenses and benefits	(42,169)
Consultants and professional services expenses	(10,618,428)	(12,338,201)	(1,383,645)
Travel and entertainment	(324,815)	(275,623)	(47,701)
Directors’ fees	(1,070,833)	(1,391,263)	(136,901)
Merger expenses	(2,535,670)	(3,000,000)	(9,373,737)
Listing expenses	(15,500,000)		(76,007,159)
Compliance and regulatory fees	(1,792,127)	(746,676)	(426,325)
Administration expenses	(380,269)	64,009	(14,933)
Promotion, IR and PR expenses	(1,468,606)	(1,192,471)	(191,403)
Insurance	(1,653,497)	(2,073,232)	(773,820)
Finance costs	(14,986,995)	(466,099)	(29,828,866)
Depreciation expense	(19,443)	(1,088)	(6,642)
Loss on disposal of fixed asset		(945)
Share of profit of equity-accounted joint venture, net of tax	(1,054,949)	701,978
Share of profit/(loss) of equity-accounted associate, net of tax	(70,682)	6,829	(2,263)
Depreciation expense – leased assets	(10,953)	(10,161)	(19,359)
Impairment of investment of equity-accounted associate, net of tax	(279,386)
Exploration expenditure expensed	(272,807)	(238,309)	(159,685)
Gain/(loss) on fair value of warrants	(120,872,053)	49,534	(20,623,381)
Gain on derecognition of warrants	10,918,539
Gain/(loss) on extinguishment of liability	(2,170,000)	235,350
Share based payments	(65,994,203)	(30,566,894)	(608,156)
Other expenses	(122,668)	(5,869)	(1,603)
Loss before income tax	(228,243,769)	(51,871,823)	(139,446,204)
Income tax expense
Loss after tax	(228,243,769)	(51,871,823)	(139,446,204)
Other comprehensive income, net of income tax
Exchange differences on translation of foreign operations	(9,082,726)	4,684,120	(820,433)
Other comprehensive profit/(loss) for the year, net of income tax	(9,082,726)	4,684,120	(820,433)
Total comprehensive (loss) for the year	(237,326,495)	(47,187,703)	(140,266,637)
Loss for the year attributable to
Members of Critical Metals Corp	(228,199,510)	(51,871,823)	(139,446,204)
Non-controlling interests	(44,259)
Loss after tax	(228,243,769)	(51,871,823)	(139,446,204)
Total comprehensive loss for the year attributable to
Members of Critical Metals Corp	(236,590,784)	(47,187,703)	(140,266,637)
Non-controlling interests	(735,711)
Total comprehensive (loss) for the year	$ (237,326,495)	$ (47,187,703)	$ (140,266,637)
Loss per share for the year
Basic loss per share (in Dollars per share)	$ (1.87)	$ (0.56)	$ (5.27)
Diluted loss per share (in Dollars per share)	$ (1.87)	$ (0.56)	$ (5.27)